Derivative instruments: (Tables)	12 Months Ended
Dec. 31, 2018
Derivative instruments:
Schedule of notional volume of natural gas derivatives that is expected to settle or mature each year

Natural Gas
Swaps
Year	(MMBTUs)
(in millions)
2019	23.4
2020	22.1
2021	19.6
2022	12.6
2023	9.5
Total	87.2

Schedule of fair value of derivative instruments and effect on consolidated balance sheets

	Balance Sheet Location	Fair Value
		2018	2017
		(dollars in thousands)
Assets
Natural gas swaps	Other current assets	$226	412
Liabilities
Natural gas swaps	Other current liabilities	$2,066	$1,575
Natural gas swaps	Other deferred credits	$11,314	$5,165

Schedule of the realized gains and (losses) on derivative instruments recognized in margin

	Consolidated Statement of
	Revenues and Expenses
	Location	2018	2017	2016
		(dollars in thousands)

Natural Gas Swaps	Fuel	$6,088	$3,818	$2,445
Natural Gas Swaps	Fuel	(956)	(1,677)	(19,697)
Total		$5,132	$2,141	$(17,252)

Schedule of unrealized gains and (losses) on derivative instruments deferred on the balance sheet

	Consolidated Balance
	Sheet Location
		2018	2017
		(dollars in thousands)
Natural Gas Swaps	Regulatory asset	$13,154	$6,328
Total		$13,154	$6,328